	RMB International Fund
	Portfolio Holdings As of March 31, 2022 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 95.6%
	(percentage of net assets)
	AUSTRALIA 3.1%
	National Australia Bank Ltd.	392,403	$9,447,070

	FINLAND 3.7%
	Sampo OYJ - Class A	232,789	11,375,113

	FRANCE 10.6%
	Dassault Systemes SE	127,978	6,287,419
	LVMH Moet Hennessy Louis Vuitton SE	16,692	11,914,801
	Sartorius Stedim Biotech	9,161	3,750,668
	Schneider Electric SE	61,424	10,312,552
			32,265,440
	GERMANY 4.5%
	BASF SE	147,098	8,393,541
*	Evotec SE	176,592	5,314,149
			13,707,690
	IRELAND 2.8%
	Kerry Group PLC - Class A	75,809	8,478,666

	ISRAEL 2.2%
*	Nice Ltd. - ADR	31,204	6,833,676

	ITALY 2.2%
	FinecoBank Banca Fineco SpA	213,444	3,237,982
*	Stevanato Group SpA	176,454	3,550,254
			6,788,236
	JAPAN 24.6%
	FANUC Corp.	22,100	3,878,769
	ITOCHU Corp.	146,800	4,965,651
	Mitsui Fudosan Co. Ltd.	416,100	8,905,506
	Murata Manufacturing Co. Ltd.	62,523	4,118,565
	Nintendo Co. Ltd.	19,500	9,842,860
	Nitto Denko Corp.	79,100	5,670,527
	ORIX Corp.	288,700	5,754,530
	Recruit Holdings Co. Ltd.	71,600	3,110,809
	SoftBank Group Corp.	66,629	2,978,959
	Sony Group Corp.	59,600	6,131,393
	Stanley Electric Co. Ltd.	153,100	2,894,698
	Subaru Corp.	508,246	8,072,468
	Takuma Co. Ltd.	288,900	3,365,217
	TV Asahi Holdings Corp.	418,527	5,147,899
			74,837,851
	NETHERLANDS 3.6%
	ASML Holding N.V.	16,507	11,030,397

	SPAIN 2.5%
	Bankinter S.A.	1,286,984	7,540,714

	SWITZERLAND 13.3%
	Lonza Group AG	15,296	11,083,542
	Nestle S.A.	81,665	10,617,974
	Novartis AG	122,316	10,738,312
	STMicroelectronics N.V.	184,213	8,006,675
			40,446,503
	UNITED KINGDOM 22.5%
	Anglo American PLC	200,829	10,435,523
	Compass Group PLC	378,865	8,153,187
	Diageo PLC	163,597	8,298,365
	Intertek Group PLC	117,448	8,012,017
	Lloyds Banking Group PLC	18,433,865	11,225,590
	Rentokil Initial PLC	881,164	6,069,863
	Rotork PLC	1,336,448	5,690,615
	Shell PLC	382,291	10,478,076
			68,363,236
	Total Common Stocks (Cost: $254,325,048)		291,114,592

	Short-Term Investments 3.8%
	(percentage of net assets)
	MONEY MARKET FUNDS 3.8%
	First American Government Obligations Fund - Class X - 0.19% [a]	11,495,394	11,495,394
	Total Short-Term Investments (Cost: $11,495,394)		11,495,394

	Total Investments 99.4% (Cost: $265,820,442)		$302,609,986
	Cash and other assets, less liabilities 0.6%		1,745,295
	Net Assets 100.0%		$304,355,281

ADR	American Depositary Receipt
*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

	At March 31, 2022	Level 1	Level 2	Level 3	Total
	RMB International Fund
	Assets
	Common Stocks[1,2]	$18,862,596	$272,251,996	$-	$291,114,592
	Short-Term Investments	11,495,394	-	-	11,495,394
	Total Investments in Securities	$30,357,990	$272,251,996	$-	$302,609,986

[1]	Refer to the Fund's Portfolio Holdings for the breakdown of holdings by country.
[2]	Foreign securities valued using systemic fair valuation are moved from Level 1 to Level 2.
	The table below provides a breakdown, by country, of the Fund’s Level 2 securities at
	March 31, 2022.

		RMB
		International
		Fund
	Australia	$9,447,070
	Finland	11,375,113
	France	32,265,440
	Germany	13,707,690
	Italy	3,237,982
	Japan	74,837,851
	Netherlands	11,030,397
	Spain	7,540,714
	Switzerland	40,446,503
	United Kingdom	68,363,236
	Total	$272,251,996